Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2017
Schedule IV - Reinsurance
Reinsurance

Sirius International Insurance Group, Ltd.

Schedule IV

Reinsurance

For the years ended December 31, 2017, 2016, and 2015

		Ceded to			Percentage of
		other	Assumed from		amount assumed
	Direct gross	companies	other companies	Net amount	to net
	(Millions)
Year ended December 31, 2017	$450.2	$349.1	$989.1	$1,090.2	91%
Year ended December 31, 2016	368.5	330.9	900.5	938.1	96%
Year ended December 31, 2015	293.7	312.9	866.8	847.6	102%